CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 173	$ 799
Restricted cash	136	181
Trade receivables and other current assets	607	554
Financial instrument assets	60	72
Due from related parties	65	60
Assets held for sale	920	0
Total Current Assets	1,961	1,666
Financial instrument assets	124	113
Equity-accounted investments	1,569	721
Property, plant and equipment, at fair value	29,025	27,096
Goodwill	828	901
Deferred income tax assets	91	177
Other long-term assets	505	230
Total Assets	34,103	30,904
Current liabilities
Accounts payable and accrued liabilities	533	542
Financial instrument liabilities	27	184
Due to related parties	101	112
Corporate Borrowings	6	159
Non-recourse borrowings	489	1,517
Liabilities directly associated with assets held for sale	489	0
Total Current Liabilities	1,689	2,514
Financial instrument liabilities	111	86
Long-term debt and credit facilities	2,328	2,393
Non Recourse Borrowings	7,895	7,697
Deferred income tax liabilities	4,140	3,588
Other long-term liabilities	734	344
Total Liabilities	16,897	16,622
Equity
Non-controlling interests	8,129	6,298
Preferred limited partners' equity	707	511
Limited partners' equity	4,484	3,956
Total Equity	17,206	14,282
Total Equity And Liabilities	34,103	30,904
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	29,025	27,096
Total Assets	34,103	30,904
Current liabilities
Total Liabilities	16,897	16,622
Equity
Non-controlling interests	12,015	9,815
Participating Non-controlling Interests Operating Subsidiaries
Equity
Non-controlling interests	8,129	6,298
Total Equity	8,129	6,298
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	66	58
Total Equity	66	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	3,252	2,843
Total Equity	3,252	2,843
Preferred equity
Equity
Non-controlling interests	568	616
Total Equity	$ 568	$ 616